Cost Of Sales And Operating Expenses - Summary Of Research And Development (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ (9,640)	$ (5,879)	$ (6,372)
Research And Development Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries, wages, and other benefits	(6,296)	(4,413)	(4,676)
Share-based compensation	(1,968)	(471)	(597)
Professional fees	(91)	(489)	(543)
Other research and development expenses	(1,285)	(506)	(556)
Total	$ (9,640)	$ (5,879)	$ (6,372)